UNSECURED DEBT AND RELATED DERIVATIVES - Cross Currency Interest Rate Swaps (Details) € in Thousands				12 Months Ended
	Dec. 19, 2024 USD ($)	Dec. 10, 2024 EUR (€)	Oct. 04, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 19, 2018 USD ($)
Unsecured debentures and term loans, net
Notional amount				$ 3,089,443,000	$ 3,074,685,000
Fair value liabilities				(32,298,000)
Fair value assets				25,077,000	100,813,000
Repayments of borrowings				823,798,000	0
Receipt from cross currency interest rate swap				15,906,000	(18,495,000)
Non-current				57,375,000	100,200,000
Current				0	9,042,000
Derivative assets at fair value				57,375,000	109,242,000
Non-current				32,298,000	8,429,000
Current				0	0
Derivative liabilities at fair value				32,298,000	8,429,000
Term Loan Due December 19 2024
Unsecured debentures and term loans, net
Notional amount				0	244,283,000			$ 185,000,000
Repayments of borrowings	$ 185,000,000
Receipt from cross currency interest rate swap	$ 10,800,000
2025 Term Loan
Unsecured debentures and term loans, net
Notional amount				0	528,180,000
Repayments of borrowings			$ 400,000,000
Receipt from cross currency interest rate swap			$ 600,000
September 2026 Term Loan
Unsecured debentures and term loans, net
Notional amount				$ 89,443,000	102,222,000
Repayments of borrowings | €		€ 10,000
Receipt from cross currency interest rate swap | €		€ (200)
2024 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount						$ 185,000,000	€ 168,200
Interest payment rate				0.522%		0.522%	0.522%
Fair value assets					9,042,000
All-in interest payment rate				0.267%		0.267%	0.267%
2025 Interest Rate Swap
Unsecured debentures and term loans, net
Interest payment rate				5.016%		5.016%	5.016%
Fair value assets					4,847,000
September 2026 Interest Rate Swap
Unsecured debentures and term loans, net
Interest payment rate				4.333%		4.333%	4.333%
Fair value liabilities				$ (1,502,000)	(2,105,000)
December 2026 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount				$ 300,000,000			€ 205,500
Interest payment rate				1.355%		1.355%	1.355%
Fair value assets				$ 9,499,000	24,223,000
All-in interest payment rate				1.096%		1.096%	1.096%
2027 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount				$ 500,000,000		$ 370,300,000
Interest payment rate				2.964%		2.964%	2.964%
Interest receipt rate				3.062%		3.062%	3.062%
Fair value liabilities				$ (13,255,000)
Fair value assets					18,402,000
Cross Currency Interest Rate Swap 2028 (1)
Unsecured debentures and term loans, net
Notional amount				$ 150,000,000		$ 119,100,000
Interest payment rate				2.096%		2.096%	2.096%
Interest receipt rate				2.194%		2.194%	2.194%
Fair value liabilities				$ (11,941,000)	(3,067,000)
Cross Currency Interest Rate Swap 2028 (2)
Unsecured debentures and term loans, net
Notional amount				$ 350,000,000			€ 242,100
Interest payment rate				0.536%		0.536%	0.536%
Interest receipt rate				2.194%		2.194%	2.194%
Fair value assets				$ 5,270,000	8,998,000
April 2029 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount				$ 400,000,000			€ 277,700
Interest payment rate				4.958%		4.958%	4.958%
Interest receipt rate				6.103%		6.103%	6.103%
Fair value liabilities				$ (5,594,000)	(3,257,000)
All-in interest payment rate				4.929%		4.929%	4.929%
October 2029 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount				$ 250,000,000			€ 167,400
Interest payment rate				3.494%		3.494%	3.494%
Interest receipt rate				3.999%		3.999%	3.999%
Fair value liabilities				$ (6,000)
2030 Cross Currency Interest Rate Swap
Unsecured debentures and term loans, net
Notional amount				$ 500,000,000			€ 319,400
Interest payment rate				1.045%		1.045%	1.045%
Interest receipt rate				2.378%		2.378%	2.378%
Fair value assets				$ 42,606,000	$ 43,730,000